Deferred Investment Consideration Payable	6 Months Ended
Sep. 30, 2025
Deferred Investment Consideration Payable [Abstract]
Deferred investment consideration payable

Note 17 — Deferred investment consideration payable

	September 30,	March 31,
	2025	2025
	(Unaudited)
Deferred investment consideration payable	$7,500,000	$7,500,000

The balance of contingent investment consideration payable relates to the Company’s investment in Nekcom of $7,500,000 in share consideration, for which the corresponding ordinary shares have been issued and placed in escrow. These shares will not be released until the Full Recoupment Date (see Note 6). As the Company expects the Full Recoupment Date to occur more than twelve months after September 30, 2025, the investment payable related to the $7,500,000 share consideration has been classified as non-current.